Premises And Equipment And Operating Leases (Future Minimum Operating Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Premises And Equipment And Operating Leases [Abstract]
2021	$ 548
2022	536
2023	377
2024	250
Thereafter
Total future minimum rental commitments	1,711
Less - amounts representing interest	(179)
Total operating lease liabilities	$ 1,532	$ 1,960